Subsequent Events	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events	NOTE 11 - SUBSEQUENT EVENTS: The Company has evaluated and determined there were no subsequent events through November 12, 2018.